Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 50,634	₩ 71,368
Execution		1,494,529	36,154
Collection		(370,536)	(56,537)
Other	[1]	(32,229)	(351)
Ending		1,142,398	50,634
Nomura Rifa Private Real Estate Investment Trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,529	11,880
Execution		0	0
Collection		(300)	0
Other	[1]	471	(351)
Ending		11,700	11,529
Shinhan Global Active REIT Co.Ltd. [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		165,400
Collection		(125,700)
Other		(39,700)
Ending		0	0
SBC PFV Co., Ltd [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		1,169,700
Collection		(185,100)
Other		0
Ending		984,600	0
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0	6,825
Execution			0
Collection			(6,825)
Other	[1]		0
Ending			0
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		1,100	3,100
Execution		0	0
Collection		(1,100)	(2,000)
Other	[1]	0	0
Ending		0	1,100
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		33,000	43,000
Execution		34,175	33,000
Collection		(34,175)	(43,000)
Other	[1]	0	0
Ending		33,000	33,000
CASCADETECH INC [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		66
Collection		(66)
Other		0
Ending		0	0
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class) [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		28,000
Collection		(14,000)
Other		0
Ending		14,000	0
Associates Pacific Private Placement Real Estate Fund No.40 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		14,000
Collection		0
Other		0
Ending		14,000	0
KR Seocho Co., Ltd [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		11,871
Collection		(7,000)
Other		7,000
Ending		11,871	0
SONGPA BIZ CLUSTER PFV CO LTD [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		22,424
Collection		0
Other		0
Ending		22,424	0
KB Distribution Private Real Estate 3-1 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		2,000
Collection		0
Other		0
Ending		2,000	0
Capstone REITs No.26 [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		20,000
Collection		0
Other		0
Ending		20,000	0
EDNCENTRAL Co.,Ltd. [Member]
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		25,400
Collection		0
Other		0
Ending		25,400	0
Key management personnel and their immediate relatives
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		5,005	6,563
Execution		1,493	3,154
Collection		(3,095)	(4,712)
Other	[1]	0	0
Ending		₩ 3,403	₩ 5,005

[1]	The effect on changes in allowance for credit loss is included.